Accounts Receivable - Summary of the Movement in the Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Increase or decrease in allowance for doubtful accounts
Balance at beginning of year	¥ (7,131)	$ (1,005)	¥ (4,651)
Additions			(4,243)
Reversals	758	107
Written off			1,763
Balance at end of year	¥ (6,373)	$ (898)	¥ (7,131)